Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Commitments And Contingencies [Abstract]
Schedule of Operating Commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2022
Technology licenses, infrastructure and other	Total
2023	3,975
2024	2,351
2025	1,073
7,399